Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Noncurrent assets
Property, plant and equipment	$ 2,805,983	$ 1,927,759
Goodwill	22,576	22,576
Other intangible assets	15,443	10,026
Right-of-use-assets	105,333	61,025
Biological assets	10,027
Investments in associates	11,906	8,619
Trade and other receivables	205,268	136,351
Deferred income tax assets	3,565	5,743
Total noncurrent assets	3,180,101	2,172,099
Current assets
Inventories	6,469	7,549
Trade and other receivables	281,495	205,102
Cash, bank balances and other short-term investments	764,307	213,253
Total current assets	1,052,271	425,904
Total assets	4,232,372	2,598,003
Equity
Capital stock	398,064	517,874
Other equity instruments	32,144	32,144
Legal reserve	8,233	8,233
Share-based payment	45,628	42,476
Share repurchase reserve	129,324	79,324
Other accumulated comprehensive income (losses)	(11,057)	(4,427)
Accumulated profit (losses)	1,018,877	571,391
Total equity	1,621,213	1,247,015
Noncurrent liabilities
Deferred income tax liabilities	64,398	383,128
Lease liabilities	37,638	35,600
Provisions	33,058	12,339
Borrowings	1,402,343	554,832
Employee benefits	15,968	5,703
Total noncurrent liabilities	1,553,405	991,602
Current liabilities
Provisions	3,910	4,133
Lease liabilities	58,022	34,868
Borrowings	46,224	61,223
Salaries and payroll taxes	32,656	17,555
Income tax liability	382,041	3
Other taxes and royalties	47,715	36,549
Trade and other payables	487,186	205,055
Total current liabilities	1,057,754	359,386
Total liabilities	2,611,159	1,350,988
Total equity and liabilities	$ 4,232,372	$ 2,598,003